Label	Element	Value
Franklin Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Franklin Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 152 in the Fund's Prospectus and under “Buying and Selling Shares” on page 88 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.77%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other  mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes offer compelling growth opportunities. In selecting securities, the investment manager considers many factors, including historical and potential growth in revenues and earnings, assessment of strength and quality of management, and determination of a company’s strategic positioning in its industry.

The equity securities in which the Fund invests are predominantly common stock. The Fund may invest in companies of any size, including small and medium capitalization companies. In addition to the Fund’s main investments, the Fund may invest a portion (up to 25%) of its net assets in foreign equity securities, including those located in emerging markets.

The Fund generally seeks to maintain a portfolio consisting of securities of approximately 20-50 companies. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The investment manager is a research-driven, “bottom-up” fundamental investor. The investment manager’s investment approach for the Fund focuses on identifying companies that offer, in its opinion, a compelling trade-off between growth opportunity, business and financial risk and valuation. Key valuation metrics include discounted-cash-flow, absolute and relative price-to-earnings, enterprise value, and sum of the parts, among others.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes offer compelling growth opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800)DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Advisor Class Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2	32.09%
Worst Quarter:	2018, Q4	-16.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Because the Fund's Class R6 shares do not yet have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Historical performance for Class A, Class C and Class R shares prior to their inception is based on the performance of Advisor Class shares. Class A, Class C and Class R shares' performance been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Franklin Focused Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	23.09%
Franklin Focused Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 656
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	$ 2,084
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	25.27%
Since Inception	rr_AverageAnnualReturnSinceInception	22.87%	[4]
Franklin Focused Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 288
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	1,115
10 Years	rr_ExpenseExampleYear10	2,241
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	638
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,241
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	25.77%
Since Inception	rr_AverageAnnualReturnSinceInception	23.17%	[4]
Franklin Focused Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	$ 1,899
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	26.43%
Since Inception	rr_AverageAnnualReturnSinceInception	23.82%	[4]
Franklin Focused Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,243
Franklin Focused Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	$ 1,338
Annual Return 2017	rr_AnnualReturn2017	34.16%
Annual Return 2018	rr_AnnualReturn2018	2.08%
Annual Return 2019	rr_AnnualReturn2019	33.14%
Annual Return 2020	rr_AnnualReturn2020	56.18%
Annual Return 2021	rr_AnnualReturn2021	16.09%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.09%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.51%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	27.02%
Since Inception	rr_AverageAnnualReturnSinceInception	24.41%	[4]
Franklin Focused Growth Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	26.55%
Since Inception	rr_AverageAnnualReturnSinceInception	24.00%	[4]
Franklin Focused Growth Fund | Advisor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	22.32%
Since Inception	rr_AverageAnnualReturnSinceInception	20.27%	[4]

[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[2]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses and certain nonroutine expenses) for each class of the Fund do not exceed 0.85% until January 31, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).
[3]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).
[4]	Since inception April 13, 2016.
[5]	Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.